UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07418

Name of Fund:	Legg Mason Global Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: December 31, 2008
Date of reporting period: September 30, 2008

Item 1 — Schedule of Investments

Emerging Markets Trust
September 30, 2008 (Unaudited)

	Shares/Par	Value

Common Stocks and Equity Interests — 94.1%

Argentina — 0.4%
Telecom Argentina SA — ADR	105,600	$1,293,600	A
Ternium SA — ADR	42,000	740,880

		2,034,480

Bahrain — 0.2%
Gulf Finance House E.C. — GDR	32,100	784,845	B

Bermuda — N.M.
Celestial NutriFoods Ltd.	548,900	206,697

Brazil — 15.0%
Agra Empreendimentos Imobiliarios SA	116,400	426,589	A
Banco do Brasil SA	298,200	3,531,612
Banco Itau Holding Financeira SA -ADR	196,250	3,434,375
Banco Panamericano SA	225,200	463,073
BM&F BOVESPA SA	247,400	1,094,719
Brascan Residential Properties SA	141,300	323,652
Brasil Telecom Participacoes SA	18,600	503,501
Camargo Correa Desenvolvimento Imobiliario SA	120,600	280,005
Companhia Siderurgica Nacional SA (CSN) — ADR	76,500	1,626,390
Companhia Vale do Rio Doce (CVRD) — ADR	958,300	16,961,910
Cyrela Brazil Realty SA	43,300	439,548
EDP — Energias do Brasil SA	44,600	553,045
EDP — Energias do Brasil SA	14,923,383rts	77,687	A
Gafisa SA ADR	103,700	2,665,090
Gerdau SA -ADR	181,000	2,009,100
Localiza Rent a Car SA	216,600	1,118,547
Log-in Logistica Intermodal SA	80,500	255,629
Marfrig Frigorificos e Comercio de Alimentos SA	58,700	537,512	A
Metalfrio Solutions SA	247,900	2,451,964	C
PDG Realty SA Empreendimentos e Participacoes	126,200	883,620
Petroleo Brasileiro SA — ADR	616,200	23,058,204
SLC Agricola SA	58,200	496,576
Sul America SA	70,600	698,300
Suzano Papel e Celulose SA	200,000	1,691,871
Tegma Gestao Logistica SA	13,000	68,893
Totvs SA	24,334	570,046
Tractebel Energia SA	26,800	288,795
Unibanco — Uniao de Bancos Brasileiros SA — GDR	57,100	5,762,532
Usinas Siderurgicas de Minas Gerais SA	38,675	772,111

		73,044,896

Cayman Islands — 0.7%
Golden Eagle Retail Group Ltd.	1,600,000	1,308,550
Hidili Industry International Development Ltd.	1,025,500	491,748
Tencent Holdings Ltd.	67,000	478,950
The9 Ltd. — ADR	64,500	1,082,955	A

		3,362,203

	Shares/Par	Value

Common Stocks and Equity Interests — Continued

Chile — 0.6%
Compania Cervecerias Unidas SA — ADR	48,000	$1,547,040
Empresa Nacional de Electricidad SA	14,300	636,493
Lan Airlines SA — ADR	62,200	709,080

		2,892,613

China — 11.2%
Angang New Steel Co. Ltd.	363,680	332,737
Bank of China Ltd.	3,964,000	1,519,969
Chaoda Modern Agriculture Ltd.	3,753,150	3,149,275
China Coal Energy Co.	327,700	340,802
China Construction Bank Corp.	7,336,100	4,869,925
China Life Insurance Co. Ltd.	1,320,000	4,887,746
China Merchants Bank Co. Ltd.	1,300,000	3,080,771
China Mobile Ltd.	1,074,500	10,759,768
China Oilfield Services Ltd.	248,000	229,666
China Petroleum and Chemical Corp. (Sinopec)	2,822,000	2,240,237
China Petroleum and Chemical Corp. — ADR	7,400	579,642
China Railway Construction Corp.	1,215,000	1,609,257	A
China Railway Group Ltd.	844,000	508,946	A
China Shipping Development Co. Ltd.	846,000	1,117,869
China Yurun Food Group Ltd.	1,826,000	2,360,021
Dongfeng Motor Group Co. Ltd.	1,328,000	490,923
Industrial and Commercial Bank of China — Class H	14,229,800	8,477,294
PetroChina Co. Ltd.	2,242,000	2,370,183
Prime Success International Group Ltd.	1,054,000	463,768
Shandong Chenming Paper Holdings Ltd.	1,248,300	624,247	A
Shanghai Zhenhua Port Machinery Co. Ltd.	995,000	833,434
Sinofert Holdings Ltd.	1,376,000	686,222
Yanzhou Coal Mining Co. Ltd.	2,782,000	2,907,090

		54,439,792

Colombia — 0.3%
Bancolombia SA — ADR	55,300	1,573,285

Egypt — 1.5%
Egyptian Financial Group-Hermes Holding	498,700	3,040,314
Egyptian Kuwaiti Holding Co.	1,193,529	2,748,259
Orascom Construction Industries	24,606	1,398,050

		7,186,623

Hong Kong — 1.9%
China Agri-Industries Holdings Ltd.	4,587,000	2,409,723	A
China Everbright Ltd.	386,000	604,822
China Pharmaceutical Group Ltd.	1,404,000	454,533
CNOOC Ltd.	1,789,000	2,053,196
Lenovo Group Ltd.	8,224,000	3,618,458

		9,140,732

India — 5.1%
Aban Offshore Ltd.	14,851	653,259
Axis Bank Ltd.	33,200	524,778
Bank of India	338,100	2,114,297
Crompton Greaves Ltd.	456,200	2,269,145
Divi’s Laboratories Ltd.	37,100	1,064,315

	Shares/Par	Value

Common Stocks and Equity Interests — Continued

India — Continued
Gail India Ltd.	493,063	$4,364,358
Glenmark Pharmaceuticals Ltd.	83,200	867,903
Opto Circuits India Ltd.	69,850	363,526
Piramal Healthcare Ltd.	76,946	553,402
Reliance Industries Ltd.	132,707	5,595,315
Satyam Computer Services Ltd. ADR	116,300	1,878,245
Sintex Industries Ltd.	464,300	2,824,010
Sun Pharmaceutical Industries Ltd.	53,000	1,708,787

		24,781,340

Indonesia — 1.1%
PT Bank Rakyat Indonesia	5,000,000	2,705,141
PT United Tractors Tbk	2,916,666	2,835,438

		5,540,579

Israel — 0.3%
Teva Pharmaceutical Industries Ltd. — ADR	37,100	1,698,809

Kazakhstan — 0.6%
Kazakhstan Kagazy PLC — GDR	324,000	573,480	A,B,C
KazMunaiGas Exploration Production — GDR	156,180	2,420,790

		2,994,270

Luxembourg — 0.4%
Tenaris SA — ADR	48,400	1,804,836

Malaysia — 0.9%
IOI Corp. Berhad	1,500,000	1,845,411
Public Bank Berhad	835,000	2,436,514

		4,281,925

Mexico — 6.1%
Alsea SA de CV	1,431,022	1,081,566	A,C
America Movil SA de CV	2,231,093	5,152,232
America Movil SA de CV — ADR	171,700	7,960,012
Desarrolladora Homex SA de CV	366,300	2,708,787	A
Desarrolladora Homex SA de CV — ADR	28,500	1,260,270	A
Grupo Financiero Banorte SA de CV — Class O	1,086,800	3,453,850
Grupo Mexico SAB de CV	2,812,107	2,944,816
Grupo Televisa SA — ADR	133,100	2,910,897
Megacable Holdings SAB de CV	5,900	8,327	A
Mexichem SA de CV	582,300	1,055,184
Telmex Internacional SAB de CV — ADR	67,700	880,100

		29,416,041

Pakistan — 0.3%
Fauji Fertilizer Co. Ltd.	1,336,159	1,707,551

Philippines — 0.5%
Philippine Long Distance Telephone Co.	40,000	2,267,361

Poland — 0.3%
KGHM Polska Miedz SA	59,100	1,241,076

Qatar — 0.5%
Doha Bank QSC	72,000	1,125,015

	Shares/Par	Value

Common Stocks and Equity Interests — Continued

Qatar — Continued
Qatar National Bank	23,000	$1,187,407

		2,312,422

Russia — 10.1%
Chelyabinsk Zink Factory — GDR	169,800	590,904	A,B,C
Evraz Group SA — GDR	59,000	2,230,200
Gazprom	349,200	2,819,645
Gazprom — ADR	478,400	15,373,701
LUKOIL — ADR	75,200	4,421,760
Magnitogorsk Iron and Steel Works — GDR	220,000	1,705,000
Mechel — ADR	97,700	1,754,692
MMC Norilsk Nickel	10,200	1,399,565
Mobile Telesystems OJSC — ADR	103,800	5,813,838
NovaTek OAO — GDR	61,100	2,718,950	B
Novolipetsk Steel	123,000	2,284,110
PIK Group — GDR	151,000	794,852	A
Sberbank	975,800	1,726,131
Uralkali — GDR	69,000	2,167,521
Vimpel-Communications — ADR	122,700	2,490,810
Vsmpo-Avisma Corp.	8,900	942,866	C

		49,234,545

South Africa — 9.2%
African Bank Investments Ltd.	157,300	483,030
African Rainbow Minerals Ltd.	44,400	902,717
ArcelorMittal South Africa Ltd.	149,700	2,994,426
Aspen Pharmacare Holding Ltd.	98,800	510,129	A
Aveng Ltd.	646,606	4,902,071
Exxaro Resources Ltd.	162,100	1,753,626
FirstRand Ltd.	1,614,500	3,293,204
Kumba Iron Ore Ltd.	105,100	2,423,305
Massmart Holdings Ltd.	153,500	1,390,548
MTN Group Ltd.	380,866	5,362,494
Murray and Roberts Holdings Ltd.	471,570	5,726,114
Naspers Ltd.	160,300	3,151,710
Remgro Ltd.	92,800	2,136,799
Sasol Ltd.	205,900	8,696,074
Shoprite Holdings Ltd.	42,500	240,380
Standard Bank Group Ltd.	26,200	282,872
Tiger Brands Ltd.	30,600	524,988

		44,774,487

South Korea — 13.0%
CJ Home Shopping	49,900	2,864,828
GS Engineering and Construction Corp.	10,680	870,824
Halla Climate Control Corp.	300,000	2,659,193
Hyundai Department Store Co. Ltd.	29,900	2,326,487
Hyundai Mobis	60,000	4,668,770
Hyundai Motor Co.	20,000	1,261,788
KB Financial Group Inc. — ADR	65,800	3,006,402	A
Kia Motors Corp.	184,680	2,333,977	A
Korea Exchange Bank	200,000	1,849,125
KT Corp.	60,000	2,105,176
KT&G Corp.	66,760	4,974,730

	Shares/Par	Value

Common Stocks and Equity Interests — Continued

South Korea — Continued
LG Corp.	60,000	$3,133,588
LG Electronics Inc.	44,412	4,138,768
LIG Non-Life Insurance Co. Ltd.	185,000	3,865,258
POSCO	10,000	3,696,350
Samsung Electronics Co. Ltd.	25,015	11,518,763
Samsung Fire and Marine Insurance Co. Ltd.	15,000	2,632,221
Shinhan Financial Group Co. Ltd.	150,000	5,408,188

		63,314,436

Taiwan — 9.1%
Asia Cement Corp.	63,120	56,341
Asustek Computer Inc.	177,051	351,501
AU Optronics Corp.	31,390	35,405
Cathay Financial Holding Co., Ltd.	650,000	911,418
China Life Insurance Co. Ltd.	2,342,350	1,046,141	A
China Steel Corp.	4,196,997	4,122,100
Chunghwa Telecom Co. Ltd.	1,370,000	3,208,033	A
Chunghwa Telecom Co. Ltd. — ADR	118,444	2,803,569	A
First Financial Holding Co. Ltd.	2,153,128	1,356,462
First Steamship Co. Ltd.	465,000	555,111
High Tech Computer Corp.	162,900	2,531,996
Hon Hai Precision Industry Co. Ltd.	1,504,384	5,352,594
Huaku Construction Corp.	93,600	109,439
President Chain Store Corp.	304,000	888,742
Quanta Computer Inc.	2,294,000	2,897,803
Siliconware Precision Industries Co. — ADR	187,068	1,079,382
Taiwan Mobile Co. Ltd.	3,290,609	5,257,606
Taiwan Semiconductor Manufacturing Co. Ltd.	2,566,673	4,220,164
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	452,250	4,237,583
TSRC Corp.	353,000	379,205
U-Ming Marine Transport Corp.	867,000	1,254,161
Wistron Corp.	1,141,643	1,383,489

		44,038,245

Thailand — 0.6%
PTT Public Company Limited	175,000	1,178,381
Total Access Communication Public Company Limited	46,700	54,842
Total Access Communication Public Company Limited	1,453,300	1,695,374

		2,928,597

Turkey — 4.0%
Akbank TAS	646,500	3,177,045
Asya Katilim Bankasi AS	1,531,000	2,332,083	A
Dogan Sirketler Grubu Holdings AS	814,300	900,593	A
Dogus GE Gayrimenkul Yatirim Ortakligi AS	450,000	204,178	A
Tekfen Holding AS	380,600	2,002,276
Turkcell Iletisim Hizmet AS	568,400	3,207,566
Turkiye Garanti Bankasi AS	1,191,900	2,710,753	A
Turkiye Vakiflar Bankasi T.A.O.	593,100	945,988
Yapi ve Kredi Bankasi AS	1,823,950	3,721,702	A

		19,202,184

United Arab Emirates — 0.2%
Shuaa Capital PSC	701,177	796,000

	Shares/Par		Value

Common Stocks and Equity Interests — Continued

Total Common Stocks and Equity Interests (Cost — $544,311,730)			457,000,870

Preferred Stocks — 2.5%

Brazil — 2.5%
AES Tiete SA	35,600		$285,401
Banco Itau Holding Financeira SA	55,750		925,805
Bradespar SA	132,200		1,837,497
Companhia de Transmissao de Energia Eletrica Paulista	22,300		578,004	A
Confab Industrial SA	9,600		26,437
Itausa — Investimentos Itau SA	838,523		4,155,620
Metalurgica Gerdau SA	127,400		1,969,744
Usinas Siderurgicas de Minas Gerais SA	112,200		2,366,132

Total Preferred Stocks (Cost — $14,989,401)			12,144,640

Warrants — 1.5%

China — 0.6%

Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.	380,610	wts	817,931	A,B
Qinghai Salt Lake Industrial Group Co.	179,340		1,877,690	A

			2,695,621

Netherlands — 0.2%
BNP Paribas	895,900		798,247	D

Netherlands Antilles — 0.7%
Global Investment House KSCC	1,223,730		3,512,105	A

Total Warrants (Cost — $5,715,031)			7,005,973

		Maturity
	Rate	Date	Shares/Par	Value

Corporate Bonds and Notes — 0.2%

United States — 0.2%
HSBC Bank PLC	0.000%	10/27/08	$442,000	959,007	E

Total Corporate Bonds and Notes (Cost — $1,123,431)				959,007

	Shares/Par	Value

Repurchase Agreement — 0.5%
JPMorgan Chase and Co.
1.00%, dated 9/30/08, to be repurchased at $2,458,197 on 10/1/08 (Collateral: $2,515,000 Federal Home Loan Bank bond, 2.817%, due 9/10/09, value $2,512,648)	2,458,129	2,458,129

Total Repurchase Agreements (Cost — $2,458,129)		2,458,129

Total Investments — 98.8% (Cost — $568,597,722)F		479,568,619
Other Assets Less Liabilities — 1.2%		5,959,469

Net Assets — 100.0%		$485,528,088

Net Asset Value Per Share:

Primary Class		$17.68

Financial Intermediary Class		$17.98

Institutional Class		$18.01

Institutional Select Class		$18.01

N.M.	Not Meaningful.

A	Non-income producing.

B	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 1.13% of net assets.

C	Illiquid security valued at fair value under the procedures approved by the Board of Directors.

D	Security valued at fair value under procedures approved by the Board of Directors.

E	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

F	Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	$29,084,071

	Gross unrealized depreciation	(118,113,174)

	Net unrealized depreciation	$(89,029,103)

ADR	— American Depository Receipt

GDR	— Global Depository Receipt

RTS	— Rights

International Equity Trust
September 30, 2008 (Unaudited)

	Shares/Par	Value

Common Stocks and Equity Interests — 99.0%

Australia — 1.9%
BHP Billiton Ltd.	188,250	$4,838,732
Coca-Cola Amatil Ltd.	368,450	2,451,712
Computershare Ltd.	407,250	3,063,649
Goodman Fielder Ltd.	92,617	103,776
Telstra Corp. Ltd.	796,100	2,671,077

		13,128,946

Austria — 1.8%
Erste Bank der Oesterreichischen Sparkassen AG	85,600	4,311,662
OMV AG	55,500	2,327,236
Raiffeisen International Bank Holding AG	22,100	1,605,831
Vienna Insurance Group	32,600	1,643,649
voestalpine AG	76,300	2,385,212

		12,273,590

Brazil — 0.3%
Unibanco — Uniao de Bancos Brasileiros SA — GDR	22,800	2,300,976

Canada — 3.3%
Addax Petroleum Corp.	116,000	3,155,148
Fairfax Financial Holdings Ltd.	10,800	3,468,730
Nortel Networks Corp.	171	383	A
Oilexco Inc.	187,100	1,840,790	A
Petro-Canada	53,600	1,786,414
Power Corp. Of Canada	115,500	3,392,741
Research In Motion Ltd.	17,000	1,147,738	A
Royal Bank of Canada	76,000	3,613,426
Shaw Communications Inc.	181,100	3,672,640
Yellow Pages Income Fund	57,400	537,711

		22,615,721

China — 0.7%
Pacific Basin Shipping Ltd.	1,799,000	1,496,736
Yanzhou Coal Mining Co. Ltd.	3,240,000	3,385,683

		4,882,419

Denmark — 0.4%
D/S Norden A/S	23,300	1,120,072
FLSmidth & Co. A/S	2,250	114,361
Trygvesta A/S	23,250	1,494,174

		2,728,607

Finland — 2.3%
KCI Konecranes Oyj	99,900	2,411,279
Nokia Oyj	404,554	7,537,433
Nokian Renkaat OYJ	89,350	2,170,358
Sampo Oyj	99,300	2,266,321
Wartsila Corp.	35,600	1,511,887

		15,897,278

	Shares/Par	Value

Common Stocks and Equity Interests — Continued

France — 6.6%
BNP Paribas	73,300	$7,042,322
CNP Assurances	37,200	4,198,984
France Telecom SA	272,300	7,620,881
GDF Suez	84,840	4,436,622
Lafarge SA	23,200	2,446,603
Lagardere SCA	63,700	2,876,953
Sanofi-Aventis	74,400	4,887,465
Thales SA	18,100	917,928
Total SA	96,900	5,842,535
Vivendi	178,900	5,594,948

		45,865,241

Germany — 8.6%
BASF AG	172,400	8,257,416
Bayer AG	128,900	9,403,106
E.ON AG	209,100	10,583,117
Fresenius Medical Care AG and Co.	82,350	4,237,385
Kloeckner and Co. AG	69,600	1,598,818
RWE AG	65,801	6,322,961
Salzgitter AG	19,700	1,988,854
SAP AG	128,350	6,887,981
SGL Carbon AG	44,100	1,718,487	A
Siemens AG	47,750	4,478,843
Tognum AG	206,250	4,072,089

		59,549,057

Greece — 1.4%
Alpha Bank A.E.	177,439	3,898,986
OPAP SA	191,680	5,863,668

		9,762,654

Hong Kong — 0.5%
Esprit Holdings Ltd.	166,500	1,023,096
Li and Fung Ltd.	971,000	2,371,750

		3,394,846

Italy — 4.7%
Alleanza Assicurazioni SpA	258,700	2,363,916
Enel SpA	795,200	6,624,878
ENI SpA	251,854	6,643,697
Fiat SpA	94,900	1,263,677
Finmeccanica SpA	139,100	2,989,855
Fondiaria-Sai SpA	54,900	1,286,020
Lottomatica SpA	137,300	3,581,605
Prysmian SpA	170,908	3,334,187
Saipem SpA	77,700	2,297,426
UniCredito Italiano SpA	545,600	2,014,153

		32,399,414

Japan — 20.7%
Aeon Co. Ltd.	127,900	1,300,469
Aioi Insurance Co. Ltd.	401,000	1,992,303
Alfresa Holdings Corp.	19,700	957,739
Casio Computer Co. Ltd.	64,600	607,444

	Shares/Par	Value

Common Stocks and Equity Interests — Continued

Japan — Continued
Central Japan Railway Co.	507	$4,789,092
Credit Saison Co. Ltd.	143,200	2,331,556
Exedy Corp.	20,700	392,131
Fukuoka Financial Group Inc.	1,525,000	5,648,453
Hitachi Ltd.	247,000	1,700,020
Hokuhoku Financial Group Inc.	1,155,000	2,542,965
Honda Motor Co. Ltd.	45,900	1,364,403
INPEX Holdings Inc.	227	1,967,749
Isetan Mitsukoshi Holdings Ltd.	257,000	3,026,122	A
Isuzu Motors Ltd.	558,000	1,542,804
Itochu Corp.	584,000	3,533,195
KDDI Corp.	898	5,033,985
Kuraray Co. Ltd.	320,500	3,162,131
Marubeni Corp.	643,000	2,907,328
Matsushita Electric Industrial Co. Ltd.	122,000	2,119,114
Mitsubishi Corp.	253,000	5,269,327
Mitsubishi Tanabe Pharma Corp.	338,000	4,668,758
Mitsui and Co. Ltd.	515,800	6,378,971
Mitsui Fudosan Co. Ltd.	237,000	4,566,523
Mizuho Financial Group Inc.	470	2,063,802
Nidec Corp.	28,600	1,760,586
Nintendo Co. Ltd.	17,200	7,166,166
Nippon Electric Glass Co. Ltd.	441,000	3,991,353
Nippon Telegraph and Telephone Corp.	1,086	4,841,321
Nippon Yusen Kabushiki Kaisha	551,000	3,577,223
Nipponkoa Insurance Co. Ltd.	473,000	2,669,216
Nitto Denko Corp.	172,200	4,376,621
Oji Paper Co. Ltd.	379,000	1,891,525
Osaka Gas Co. Ltd.	2,045,000	7,007,749
Promise Co. Ltd.	155,800	3,004,421
Ricoh Co. Ltd.	179,000	2,490,961
Sankyo Co. Ltd.	84,000	4,287,773
Showa Shell Sekiyu K.K.	294,100	2,842,569
Sojitz Corp.	1,023,700	2,365,654
Sumitomo Corp.	221,600	2,066,622
Sumitomo Metal Industries Ltd.	896,000	2,731,481
Suzuki Motor Corp.	107,500	1,997,908
Takeda Pharmaceutical Co. Ltd.	33,400	1,683,548
Tokyo Gas Co. Ltd.	1,421,000	5,881,023
Toppan Printing Co. Ltd.	225,000	1,757,567
Toyoda Gosei Co. Ltd.	36,400	617,780
Toyota Motor Corp.	59,375	2,523,028
Ube Industries Ltd/Japan	571,000	1,526,819

		142,925,298

Luxembourg — 1.3%
ArcelorMittal	144,567	7,226,773
SES	80,800	1,676,189

		8,902,962

Netherlands — 3.2%
Gemalto NV	64,800	2,342,287	A
ING Groep N.V.	91,700	1,993,562
Koninklijke (Royal) KPN N.V.	295,900	4,262,355

	Shares/Par	Value

Common Stocks and Equity Interests — Continued

Netherlands — Continued
Koninklijke (Royal) Philips Electronics N.V.	112,500	$3,078,514
Koninklijke Ahold N.V.	581,500	6,705,555
Koninklijke Boskalis Westminster NV	71,500	3,382,033

		21,764,306

Norway — 0.8%
DNB NOR ASA	475,400	3,667,136
Yara International ASA	56,500	1,980,850

		5,647,986

Portugal — 1.4%
EDP — Energias de Portugal SA	1,093,500	4,599,501
Portugal Telecom SGPS SA	508,529	5,142,089

		9,741,590

Russia — 0.4%
Evraz Group SA — GDR	36,500	1,379,700
Gazprom — ADR	44,500	1,430,037

		2,809,737

Singapore — 0.7%
Keppel Corp. Ltd.	576,000	3,200,222
Olam International Ltd.	1,133,000	1,454,099

		4,654,321

South Africa — 0.5%
Aveng Ltd.	424,556	3,218,658

South Korea — 1.8%
GS Engineering and Construction Corp.	42,370	3,454,758
KT&G Corp.	69,540	5,181,886
LG Electronics Inc.	37,500	3,494,637

		12,131,281

Spain — 6.4%
Banco Bilbao Vizcaya Argentaria SA	342,300	5,545,707
Banco Santander Central Hispano SA	699,200	10,577,801
Corporacion Financiera Alba SA	35,000	1,446,327
Indra Sistemas SA	249,900	5,955,485
Mapfre SA	1,025,000	4,480,914
Red Electrica de Espana	86,400	4,383,108
Telefonica SA	500,225	11,950,855

		44,340,197

Sweden — 0.5%
Nordea Bank AB	131,800	1,577,762
SSAB Svenskt Stal AB	105,000	1,670,138

		3,247,900

Switzerland — 6.0%
ABB Ltd.	106,200	2,039,591	A
Aryzta AG	27,500	1,071,745	A
Baloise Holding AG	42,100	2,875,977
Compagnie Financiere Richemont SA	39,900	1,774,021
Nestle SA	355,140	15,376,951

	Shares/Par	Value

Common Stocks and Equity Interests — Continued

Switzerland — Continued
Novartis AG	239,100	$12,519,580
Roche Holding AG	20,950	3,269,321
Zurich Financial Services AG	8,600	2,386,411

		41,313,597

United Kingdom — 22.8%
Aggreko PLC	127,000	1,234,388
Amec PLC	242,500	2,754,718
Anglo American PLC	150,621	5,039,010
AstraZeneca PLC	212,700	9,314,862
Barclays PLC	295,600	1,796,965
BG Group PLC	564,876	10,242,179
BHP Billiton PLC	179,200	4,056,428
BP PLC	1,453,800	12,111,082
British American Tobacco PLC	122,900	4,018,608
Compass Group PLC	805,400	5,018,190
GKN PLC	636,500	2,240,117
GlaxoSmithKline PLC	564,074	12,195,039
HSBC Holdings PLC	1,106,075	17,925,300
Imperial Tobacco Group PLC	144,700	4,652,360
Investec PLC	342,600	1,876,585
Legal & General Group PLC	1,538,600	2,783,723
Pennon Group PLC	146,700	1,528,355
Petrofac Ltd.	238,500	2,482,218
Reckitt Benckiser Group PLC	78,000	3,779,275
Rio Tinto PLC	124,800	7,770,615
Royal Bank of Scotland Group PLC	1,182,132	3,918,606
Royal Dutch Shell PLC	266,770	7,722,460
Royal Dutch Shell PLC — B shares	187,139	5,312,766
Standard Chartered PLC	107,300	2,608,176
Standard Life PLC	888,800	3,845,416
Tesco PLC	1,341,928	9,338,936
Tui Travel PLC	324,500	1,246,974
Vodafone Group PLC	2,761,645	6,105,308
WS Atkins PLC	149,200	1,947,192
Xstrata PLC	86,800	2,688,738

		157,554,589

Total Common Stocks and Equity Interests (Cost — $843,065,068)		683,051,171

Preferred Stocks — 0.3%

Germany — 0.3%
Fresenius AG	30,000	2,164,182

Total Preferred Stocks (Cost — $545,009)		2,164,182

Repurchase Agreement — 0.1%
JPMorgan Chase and Co.
1.00%, dated 9/30/08, to be repurchased at $866,247 on 10/1/08 (Collateral: $885,000 Federal Home Loan Bank bond, 2.817%, due 9/10/09, value $884,173)	$866,223	866,223

Total Repurchase Agreements (Cost — $866,223)		866,223

	Shares/Par	Value

Total Investments — 99.4% (Cost — $844,476,300) B		686,081,576
Other Assets Less Liabilities — 0.6%		4,048,036

Net Assets — 100.0%		$690,129,612

Net Asset Value Per Share:

Primary Class		$13.09

R Class		$13.55

Financial Intermediary Class		$13.64

Institutional Class		$13.66

Institutional Select Class		$13.66

		Contract to
	Settlement					Unrealized
Broker	Date	Receive		Deliver		Gain/(Loss)
Brown Brothers Harriman & Co.	10/7/2008	EUR	4,147,000	USD	6,111,849	(269,660)
Brown Brothers Harriman & Co.	10/7/2008	GBP	1,681,000	USD	3,110,354	(116,536)
Brown Brothers Harriman & Co.	10/7/2008	USD	5,880,861	EUR	4,147,000	38,672
Brown Brothers Harriman & Co.	10/7/2008	USD	2,967,520	GBP	1,681,000	(26,298)

						$(373,822)

N.M.	Not Meaningful.

A	Non-income producing.

B	Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	$12,757,435

	Gross unrealized depreciation	(171,152,159)

	Net unrealized depreciation	$(158,394,724)

ADR	— American Depository Receipt

GDR	— Global Depository Receipt

Investment Valuation
     The Funds’ securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
     Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before a Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors.
     The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Emerging Markets Trust

				Significant
			Other Significant	Unobservable
	September 30,	Quoted Prices	Observable Inputs	Inputs
	2008	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$479,568,619	$469,707,004	$9,861,615	—
Other Financial Instruments*	(17,601)	—	(17,601)	—

Total	$479,551,018	$469,707,004	$9,844,014	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments	Other Financial
	in Securities	Instruments
Balance as of December 31, 2007	$—	$—
Accrued Premiums/Discounts	—	—
Realized Gain (Loss)	(402,567)	—
Change in unrealized appreciation (depreciation)	414,679	—
Net purchases (sales)	(12,112)	—

Balance as of September 30, 2008	$—	$—

International Equity Trust

				Significant
			Other Significant	Unobservable
	September 30,	Quoted Prices	Observable Inputs	Inputs
	2008	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$686,081,576	$685,215,353	$866,223	—
Other Financial Instruments*	(315,069)	—	(315,069)	—

Total	$685,766,507	$685,215,353	$551,154	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Forward Currency Exchange Contracts
     As part of its investment program, each Fund may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.
     Forward foreign currency contracts are marked to market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Funds if the counterparties do not complete the transaction.
     Other information regarding the Funs is available in the Funds’ most recent Report to Shareholders. The information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 — Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 — Exhibits
Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Global Trust, Inc.

By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Global Trust, Inc.
Date: November 19, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Global Trust, Inc.
Date: November 19, 2008

By: /s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Global Trust, Inc.
Date: November 19, 2008